Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD INTERNATIONAL GROWTH FUND
Supplement Text Block	hmfic_SupplementTextBlock

SUPPLEMENT

DATED AUGUST 27, 2014 TO

THE HARTFORD INTERNATIONAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS, EACH

DATED MARCH 1, 2014

Effective August 27, 2014, changes are being made with respect to the principal investment strategy of The Hartford International Growth Fund (the “Fund”) to modify the Fund's permitted allocation to emerging market investments.  Therefore, effective August 27, 2014, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus, the fifth sentence of the first paragraph is deleted in its entirety and replaced with the following:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund may invest up to the greater of 25% or the weight of emerging markets in the MSCI All Country World ex USA Growth Index plus 15% of its net assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Supplement Two Text Block	hmfic_SupplementTwoTextBlock

2.              Under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS” in the Prospectus and the heading “AVERAGE ANNUAL RETURNS” in the Summary Prospectus, the table is deleted and replaced with the following:

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2013 (including sales charges)
Supplement Closing	hmfic_SupplementClosingTextBlock

3.              Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted in its entirety and replaced with the following:

Each investment approach is focused on capital appreciation, and together the investment strategies represent an opportunistic, diversified fund profile that invests in globally competitive growth companies within growing sectors.  The universe of mid to large capitalization companies is based on the MSCI All Country World ex USA Growth Index but may also include companies that are not components of the index.  The team and global industry analysts research this universe to identify companies that they believe exhibit industry leadership and strong management, above expected earnings growth, and clear earnings drivers.

4.     Under the heading “PERFORMANCE NOTES” in the Prospectus, the fifth paragraph is deleted in its entirety and replaced with the following:

The Fund compares its performance to two benchmarks: the MSCI All Country World ex USA Growth Index and the MSCI EAFE Growth Index.

THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | MSCI All Country World ex USA Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.70%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | MSCI EAFE Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.34%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.67%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.32%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.05%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.30%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.61%